Lease Agreements - Schedule of Future Undiscounted Operating Lease Payments (Details) - 2024 Lease - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
2026		$ 7,052
2027		7,255
2028		7,465
2029		7,680
2030		7,902
Thereafter		32,465
Total undiscounted operating lease payments		69,819
Less: Amount representing interest		(20,784)
Operating lease liabilities	$ 0	$ 49,035